Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Probabilities VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 700% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	700.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a "fund of funds" structure to invest primarily in exchange-traded funds (“ETFs’’) , including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) are referred to as “Index ETFs” . The Portfolio may also invest in ETFs that employ leverage in an effort to deliver , on a daily basis, up to twice the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s co-adviser uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments. The Portfolio typically invests in either ETFs or Cash Instruments depending on the co-adviser's assessment of the market. When the co-adviser's believe that conditions are favorable for investment in equities, the Portfolio will invest in ETFs. During periods that the co-adviser's believe will offer the highest probability of capital appreciation, the Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs. When the co-adviser's believe that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Fund. The Portfolio invests in Leveraged ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Limited History of Operations Risk. The Portfolio is a relatively new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The co-advisers’ judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. However, prior performance of the adviser’s similarly managed fund is presented under “Management of the Portfolio” below. In the future, Portfolio performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.probabilitiesvitfund.com or by calling 1-855-224-7204.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-224-7204
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.probabilitiesvitfund.com
Probabilities VIT Fund | Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,746
Probabilities VIT Fund | Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,895

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.